Financial instruments (Schedule of fair value measurement) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 396,146	$ 515,497	$ 356,499
Non-hedge derivative assets	1,712	6,628
Prepayment option - embedded derivative	2,585	3,664
Investments at FVTPL	11,287	15,159
Deferred Rosemont acquisition consideration	24,491	0
Other financial liabilities	67,860	31,196
Embedded derivatives	9,074	7,201
Non-hedge derivative liabilities	10,295	2,634
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	396,146	515,497
Restricted cash	337	3,738
Trade and other receivables	91,046	126,311
Non-hedge derivative assets	1,712	6,628
Prepayment option - embedded derivative	2,585	3,664
Investments at FVTPL	11,287	15,159
Total financial assets	503,113	670,997
Trade and other payables	184,604	164,628
Deferred Rosemont acquisition consideration	24,491
Other financial liabilities	21,338	17,425
Senior unsecured notes	1,050,126	988,294
Embedded derivatives	9,074	7,201
Non-hedge derivative liabilities	10,295	2,634
Total financial liabilities	1,299,928	1,180,182
Net financial liability	(796,815)	(509,185)
Carrying Amounts [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	396,146	515,497
Restricted cash	337	3,738
Trade and other receivables	91,046	126,311
Non-hedge derivative assets	1,712	6,628
Prepayment option - embedded derivative	2,585	3,664
Investments at FVTPL	11,287	15,159
Total financial assets	503,113	670,997
Trade and other payables	184,604	164,628
Deferred Rosemont acquisition consideration	24,491
Other financial liabilities	24,000	21,361
Senior unsecured notes	994,143	992,970
Embedded derivatives	9,074	7,201
Non-hedge derivative liabilities	10,295	2,634
Total financial liabilities	1,246,607	1,188,794
Net financial liability	$ (743,494)	$ (517,797)